LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.78%
Advertising–0.20%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$ 505,664
		505,664
Aerospace & Defense–1.57%
Boeing Co.
1.43% 2/4/24	1,000,000	967,209
1.95% 2/1/24	250,000	244,424
4.51% 5/1/23	750,000	762,721
General Dynamics Corp. 3.38% 5/15/23	350,000	354,180
L3Harris Technologies, Inc. 3.85% 6/15/23	300,000	304,202
Lockheed Martin Corp. 2.90% 3/1/25	250,000	251,510
Northrop Grumman Corp.
2.93% 1/15/25	350,000	350,780
3.25% 8/1/23	300,000	303,206
Raytheon Technologies Corp. 3.20% 3/15/24	250,000	252,719
Teledyne Technologies, Inc. 0.95% 4/1/24	250,000	239,983
		4,030,934
Agriculture–1.03%
Altria Group, Inc. 4.00% 1/31/24	350,000	356,748
BAT Capital Corp. 3.22% 8/15/24	700,000	699,744
Bunge Ltd. Finance Corp. 3.00% 9/25/22	200,000	201,022
Philip Morris International, Inc.
1.13% 5/1/23	635,000	627,493
2.88% 5/1/24	250,000	250,501
Reynolds American, Inc. 4.85% 9/15/23	500,000	512,188
		2,647,696
Airlines–0.18%
Southwest Airlines Co. 4.75% 5/4/23	460,000	469,578
		469,578
Auto Manufacturers–4.14%
American Honda Finance Corp.
0.65% 9/8/23	190,000	185,177
0.75% 8/9/24	1,000,000	952,679
0.88% 7/7/23	365,000	358,789
1.50% 1/13/25	200,000	192,702
3.55% 1/12/24	250,000	253,877
General Motors Co.
4.88% 10/2/23	750,000	772,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.40% 10/2/23	600,000	$ 620,807
General Motors Financial Co., Inc.
1.05% 3/8/24	895,000	861,375
1.20% 10/15/24	235,000	223,084
1.70% 8/18/23	455,000	450,094
2.90% 2/26/25	250,000	244,193
4.15% 6/19/23	350,000	355,086
Honda Motor Co. Ltd. 2.27% 3/10/25	335,000	329,298
PACCAR Financial Corp.
0.35% 8/11/23	400,000	389,649
0.35% 2/2/24	80,000	77,065
0.50% 8/9/24	140,000	133,656
0.80% 6/8/23	30,000	29,511
0.90% 11/8/24	100,000	95,614
2.65% 4/6/23	65,000	65,414
2.85% 4/7/25	200,000	199,948
Stellantis NV 5.25% 4/15/23	500,000	510,385
Toyota Motor Corp. 0.68% 3/25/24	300,000	289,581
Toyota Motor Credit Corp.
0.40% 4/6/23	145,000	142,704
0.45% 1/11/24	350,000	338,021
0.50% 8/14/23	1,060,000	1,034,558
0.50% 6/18/24	250,000	238,631
0.63% 9/13/24	440,000	418,136
1.45% 1/13/25	150,000	144,509
1.80% 2/13/25	250,000	242,691
2.50% 3/22/24	110,000	109,996
3.45% 9/20/23	350,000	354,700
		10,614,657
Auto Parts & Equipment–0.10%
Magna International, Inc. 3.63% 6/15/24	250,000	252,674
		252,674
Banks–36.36%
Banco Bilbao Vizcaya Argentaria SA 0.88% 9/18/23	450,000	437,195
Banco Santander SA
μ0.70% 6/30/24	550,000	533,936
2.71% 6/27/24	500,000	494,695
3.50% 3/24/25	200,000	200,130
3.85% 4/12/23	400,000	405,208
Bank of America Corp.
μ0.52% 6/14/24	750,000	728,983
μ0.81% 10/24/24	600,000	580,508
μ0.98% 4/22/25	700,000	670,909
μ0.98% 9/25/25	500,000	473,905
μ1.49% 5/19/24	950,000	936,127
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ1.53% 12/6/25	400,000	$ 382,520
μ1.84% 2/4/25	400,000	391,092
μ2.02% 2/13/26	250,000	240,637
μ2.46% 10/22/25	500,000	491,300
μ3.37% 1/23/26	500,000	500,252
μ3.38% 4/2/26	350,000	349,529
μ3.46% 3/15/25	750,000	754,525
μ3.86% 7/23/24	650,000	657,348
4.00% 1/22/25	500,000	509,155
4.10% 7/24/23	300,000	306,568
4.13% 1/22/24	250,000	256,597
4.20% 8/26/24	750,000	768,228
Bank of Montreal
0.40% 9/15/23	170,000	164,946
0.45% 12/8/23	355,000	342,802
0.63% 7/9/24	1,180,000	1,121,317
1.50% 1/10/25	395,000	378,412
2.15% 3/8/24	300,000	297,024
μ4.34% 10/5/28	250,000	253,881
Bank of New York Mellon Corp.
0.35% 12/7/23	415,000	401,234
0.50% 4/26/24	500,000	478,688
0.85% 10/25/24	400,000	382,838
2.20% 8/16/23	300,000	299,594
3.45% 8/11/23	350,000	354,691
3.50% 4/28/23	150,000	152,027
Bank of Nova Scotia
0.40% 9/15/23	200,000	194,302
0.55% 9/15/23	350,000	340,327
0.65% 7/31/24	420,000	399,472
0.70% 4/15/24	250,000	239,802
1.45% 1/10/25	190,000	182,398
1.63% 5/1/23	450,000	446,813
2.44% 3/11/24	200,000	199,098
3.40% 2/11/24	500,000	506,718
Barclays PLC
μ1.01% 12/10/24	740,000	710,452
3.65% 3/16/25	250,000	250,463
μ3.93% 5/7/25	750,000	756,102
μ4.34% 5/16/24	450,000	456,879
BNP Paribas SA
3.25% 3/3/23	250,000	252,446
4.25% 10/15/24	250,000	255,592
BPCE SA 4.00% 4/15/24	350,000	355,802
Canadian Imperial Bank of Commerce
0.45% 6/22/23	185,000	180,602
0.50% 12/14/23	250,000	241,410
0.95% 6/23/23	755,000	740,893
1.00% 10/18/24	380,000	360,936
2.25% 1/28/25	250,000	244,169
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
3.10% 4/2/24	250,000	$ 251,243
3.30% 4/7/25	70,000	69,938
Citigroup, Inc.
μ0.78% 10/30/24	750,000	724,561
μ0.98% 5/1/25	1,375,000	1,310,756
μ1.28% 11/3/25	500,000	475,804
μ1.68% 5/15/24	700,000	694,255
μ2.01% 1/25/26	500,000	481,339
μ3.29% 3/17/26	500,000	498,313
3.50% 5/15/23	500,000	505,147
μ4.04% 6/1/24	850,000	860,868
Comerica, Inc. 3.70% 7/31/23	300,000	303,981
Cooperatieve Rabobank UA
0.38% 1/12/24	575,000	552,574
1.38% 1/10/25	250,000	239,188
Credit Suisse AG
0.50% 2/2/24	290,000	277,463
0.52% 8/9/23	350,000	340,509
1.00% 5/5/23	1,200,000	1,181,812
3.63% 9/9/24	500,000	505,736
3.75% 3/26/25	250,000	249,075
Deutsche Bank AG
0.90% 5/28/24	150,000	142,822
0.96% 11/8/23	200,000	193,904
μ1.45% 4/1/25	250,000	238,766
μ2.22% 9/18/24	815,000	797,166
μ3.96% 11/26/25	500,000	499,621
Discover Bank 4.20% 8/8/23	250,000	254,193
Fifth Third Bancorp
1.63% 5/5/23	70,000	69,375
2.38% 1/28/25	250,000	244,317
3.65% 1/25/24	500,000	506,163
First Horizon Corp. 3.55% 5/26/23	100,000	100,584
Goldman Sachs Group, Inc.
μ0.66% 9/10/24	400,000	386,873
μ0.67% 3/8/24	600,000	587,255
μ0.93% 10/21/24	350,000	339,256
1.22% 12/6/23	250,000	243,957
μ1.76% 1/24/25	220,000	214,479
3.00% 3/15/24	400,000	399,493
μ3.27% 9/29/25	1,000,000	1,001,893
3.50% 1/23/25	350,000	352,936
3.63% 2/20/24	350,000	354,454
3.85% 7/8/24	500,000	509,130
4.00% 3/3/24	750,000	765,322
HSBC Holdings PLC
μ0.73% 8/17/24	200,000	193,436
μ0.98% 5/24/25	1,100,000	1,044,275
μ1.16% 11/22/24	500,000	482,780
μ2.63% 11/7/25	750,000	731,550
μ3.00% 3/10/26	200,000	196,091

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
3.60% 5/25/23	350,000	$ 353,886
μ3.80% 3/11/25	750,000	753,530
μ3.95% 5/18/24	400,000	403,933
Huntington Bancshares, Inc. 2.63% 8/6/24	250,000	247,712
Huntington National Bank 3.55% 10/6/23	250,000	252,830
ING Groep NV
3.87% 3/28/26	300,000	301,455
4.10% 10/2/23	500,000	508,420
JPMorgan Chase & Co.
μ0.56% 2/16/25	670,000	640,305
μ0.65% 9/16/24	265,000	257,677
μ0.70% 3/16/24	500,000	490,502
μ0.77% 8/9/25	415,000	393,365
μ0.82% 6/1/25	675,000	643,661
μ0.97% 6/23/25	1,000,000	954,762
μ1.51% 6/1/24	1,200,000	1,183,765
μ1.56% 12/10/25	600,000	574,314
μ2.30% 10/15/25	750,000	734,540
μ2.60% 2/24/26	500,000	490,362
3.38% 5/1/23	700,000	707,593
μ3.56% 4/23/24	550,000	555,108
μ3.80% 7/23/24	1,000,000	1,011,380
μ4.02% 12/5/24	600,000	609,605
μKeyBank NA 0.43% 6/14/24	250,000	244,043
Lloyds Banking Group PLC
μ0.70% 5/11/24	315,000	306,828
μ2.44% 2/5/26	250,000	241,073
μ3.51% 3/18/26	250,000	248,775
μ3.87% 7/9/25	350,000	353,686
3.90% 3/12/24	250,000	253,818
4.05% 8/16/23	550,000	559,791
Mitsubishi UFJ Financial Group, Inc.
μ0.85% 9/15/24	1,350,000	1,308,364
μ0.96% 10/11/25	250,000	235,638
2.19% 2/25/25	250,000	241,699
2.80% 7/18/24	500,000	496,910
3.76% 7/26/23	600,000	609,218
3.78% 3/2/25	250,000	254,128
μMizuho Financial Group, Inc.
0.85% 9/8/24	900,000	872,414
1.24% 7/10/24	500,000	489,322
Morgan Stanley
μ0.73% 4/5/24	480,000	470,106
μ0.79% 1/22/25	1,100,000	1,055,964
μ0.79% 5/30/25	750,000	712,525
μ1.16% 10/21/25	1,245,000	1,182,674
3.70% 10/23/24	250,000	254,486
μ3.74% 4/24/24	800,000	807,917
3.88% 4/29/24	1,150,000	1,173,119
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
4.10% 5/22/23	750,000	$ 763,447
National Australia Bank Ltd. 3.63% 6/20/23	750,000	761,726
National Bank of Canada 0.75% 8/6/24	250,000	236,977
Natwest Group PLC
μ2.36% 5/22/24	400,000	396,750
3.88% 9/12/23	1,120,000	1,131,469
μ4.27% 3/22/25	1,000,000	1,011,599
μ4.52% 6/25/24	400,000	406,024
PNC Bank NA
2.50% 8/27/24	250,000	248,013
3.50% 6/8/23	250,000	252,984
3.80% 7/25/23	300,000	304,961
PNC Financial Services Group, Inc. 3.50% 1/23/24	250,000	253,525
Royal Bank of Canada
0.43% 1/19/24	345,000	332,945
0.50% 10/26/23	520,000	503,879
0.65% 7/29/24	400,000	380,372
0.75% 10/7/24	250,000	237,146
1.60% 1/21/25	400,000	384,474
2.55% 7/16/24	350,000	348,415
Santander Holdings USA, Inc. 3.50% 6/7/24	500,000	501,352
μSantander UK Group Holdings PLC
1.09% 3/15/25	1,000,000	951,164
4.80% 11/15/24	500,000	511,356
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	450,000	432,716
2.45% 9/27/24	250,000	245,586
2.70% 7/16/24	500,000	495,157
3.75% 7/19/23	350,000	355,143
3.94% 10/16/23	350,000	356,774
SVB Financial Group 3.50% 1/29/25	250,000	251,354
Svenska Handelsbanken AB 3.90% 11/20/23	350,000	357,381
Toronto-Dominion Bank
0.30% 6/2/23	250,000	244,220
0.45% 9/11/23	500,000	486,175
0.55% 3/4/24	250,000	240,577
0.70% 9/10/24	500,000	474,533
0.75% 6/12/23	460,000	451,656
1.25% 12/13/24	130,000	124,906
1.45% 1/10/25	200,000	191,561
2.35% 3/8/24	200,000	198,803
2.65% 6/12/24	350,000	349,543
3.50% 7/19/23	300,000	304,920
Truist Bank
1.50% 3/10/25	500,000	480,555

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Bank (continued)
2.15% 12/6/24	500,000	$ 492,028
μ3.69% 8/2/24	250,000	253,257
Truist Financial Corp.
2.20% 3/16/23	250,000	250,381
3.75% 12/6/23	350,000	356,574
U.S. Bancorp
3.38% 2/5/24	250,000	253,438
3.60% 9/11/24	750,000	762,307
U.S. Bank NA
2.80% 1/27/25	350,000	349,697
3.40% 7/24/23	450,000	456,017
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	57,279
μ1.65% 6/2/24	1,275,000	1,259,699
μ2.16% 2/11/26	500,000	483,634
μ2.41% 10/30/25	250,000	244,732
3.00% 2/19/25	500,000	499,044
3.30% 9/9/24	500,000	505,306
3.75% 1/24/24	1,250,000	1,272,830
4.13% 8/15/23	500,000	511,137
Westpac Banking Corp.
1.02% 11/18/24	165,000	158,011
2.35% 2/19/25	750,000	736,826
3.30% 2/26/24	500,000	506,662
		93,194,330
Beverages–1.31%
Constellation Brands, Inc. 4.25% 5/1/23	647,000	658,949
Diageo Capital PLC
2.13% 10/24/24	250,000	245,758
2.63% 4/29/23	600,000	602,252
Keurig Dr Pepper, Inc.
0.75% 3/15/24	335,000	322,661
3.13% 12/15/23	500,000	503,990
4.06% 5/25/23	251,000	255,360
PepsiCo, Inc.
0.40% 10/7/23	515,000	502,923
0.75% 5/1/23	265,000	261,181
		3,353,074
Biotechnology–1.02%
Amgen, Inc. 1.90% 2/21/25	250,000	243,015
Biogen, Inc. 3.63% 9/15/22	200,000	201,712
Gilead Sciences, Inc.
0.75% 9/29/23	349,000	340,840
2.50% 9/1/23	500,000	500,911
3.50% 2/1/25	750,000	760,142
Royalty Pharma PLC 0.75% 9/2/23	585,000	567,959
		2,614,579
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.47%
Carrier Global Corp. 2.24% 2/15/25	250,000	$ 243,379
Fortune Brands Home & Security, Inc. 4.00% 9/21/23	250,000	254,901
φJohnson Controls International PLC 3.63% 7/2/24	250,000	253,240
Lennox International, Inc. 3.00% 11/15/23	305,000	305,340
Owens Corning 4.20% 12/1/24	150,000	153,391
		1,210,251
Chemicals–0.65%
DuPont de Nemours, Inc. 4.21% 11/15/23	1,000,000	1,023,283
Eastman Chemical Co. 3.60% 8/15/22	200,000	200,523
LYB International Finance BV 4.00% 7/15/23	142,000	144,237
Mosaic Co. 3.25% 11/15/22	200,000	201,349
Nutrien Ltd. 1.90% 5/13/23	85,000	84,360
		1,653,752
Commercial Services–0.86%
Equifax, Inc. 2.60% 12/1/24	250,000	246,926
Global Payments, Inc.
1.50% 11/15/24	110,000	105,164
2.65% 2/15/25	250,000	244,618
4.00% 6/1/23	200,000	202,516
Moody's Corp. 2.63% 1/15/23	200,000	200,975
PayPal Holdings, Inc.
1.35% 6/1/23	395,000	393,845
2.40% 10/1/24	350,000	348,413
Quanta Services, Inc. 0.95% 10/1/24	500,000	474,042
		2,216,499
Computers–3.12%
Apple, Inc.
0.75% 5/11/23	935,000	922,977
1.80% 9/11/24	700,000	690,219
2.40% 5/3/23	1,000,000	1,005,398
2.50% 2/9/25	250,000	249,389
2.75% 1/13/25	1,000,000	1,001,610
3.45% 5/6/24	500,000	510,754
Dell International LLC/EMC Corp.
4.00% 7/15/24	500,000	510,761
5.45% 6/15/23	280,000	288,440
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	249,126
Hewlett Packard Enterprise Co.
1.45% 4/1/24	500,000	485,255

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co. (continued)
4.45% 10/2/23	250,000	$ 256,053
International Business Machines Corp.
3.00% 5/15/24	1,000,000	1,006,614
3.38% 8/1/23	500,000	506,821
3.63% 2/12/24	250,000	254,521
Leidos, Inc. 2.95% 5/15/23	55,000	55,118
		7,993,056
Cosmetics & Personal Care–0.62%
GSK Consumer Healthcare Capital US LLC
3.02% 3/24/24	250,000	249,891
3.13% 3/24/25	400,000	398,956
Procter & Gamble Co. 3.10% 8/15/23	200,000	202,130
Unilever Capital Corp.
0.38% 9/14/23	300,000	292,352
0.63% 8/12/24	100,000	95,713
3.25% 3/7/24	350,000	354,407
		1,593,449
Distribution/Wholesale–0.06%
WW Grainger, Inc. 1.85% 2/15/25	150,000	145,553
		145,553
Diversified Financial Services–5.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	344,606
1.65% 10/29/24	580,000	547,757
1.75% 10/29/24	285,000	268,551
3.50% 1/15/25	350,000	343,863
4.13% 7/3/23	250,000	251,488
4.50% 9/15/23	500,000	503,759
4.88% 1/16/24	250,000	253,377
Affiliated Managers Group, Inc. 4.25% 2/15/24	350,000	358,513
Air Lease Corp.
0.80% 8/18/24	85,000	80,051
2.25% 1/15/23	400,000	400,145
2.30% 2/1/25	150,000	144,281
2.63% 7/1/22	200,000	200,158
Aircastle Ltd. 4.40% 9/25/23	250,000	250,980
Ally Financial, Inc.
1.45% 10/2/23	235,000	229,481
3.05% 6/5/23	385,000	386,406
4.63% 3/30/25	250,000	257,644
American Express Co.
0.75% 11/3/23	250,000	243,844
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
2.25% 3/4/25	600,000	$ 589,203
3.00% 10/30/24	500,000	501,916
3.40% 2/22/24	350,000	354,766
3.70% 8/3/23	600,000	611,036
Ameriprise Financial, Inc. 4.00% 10/15/23	250,000	255,108
Capital One Financial Corp.
μ1.34% 12/6/24	200,000	193,944
2.60% 5/11/23	421,000	422,246
2.64% 3/3/26	870,000	851,296
3.20% 1/30/23	250,000	252,124
3.30% 10/30/24	450,000	452,449
Charles Schwab Corp.
0.75% 3/18/24	400,000	386,700
2.65% 1/25/23	200,000	201,454
CME Group, Inc. 3.00% 3/15/25	250,000	251,691
Discover Financial Services 3.85% 11/21/22	200,000	202,454
Eaton Vance Corp. 3.63% 6/15/23	250,000	252,904
Intercontinental Exchange, Inc.
0.70% 6/15/23	175,000	172,315
3.45% 9/21/23	200,000	202,345
4.00% 10/15/23	350,000	357,497
Mastercard, Inc. 2.00% 3/3/25	500,000	491,995
Nasdaq, Inc. 4.25% 6/1/24	250,000	257,713
Nomura Holdings, Inc. 2.65% 1/16/25	350,000	340,458
ORIX Corp. 2.90% 7/18/22	200,000	200,755
Synchrony Financial 4.25% 8/15/24	500,000	506,976
Western Union Co. 2.85% 1/10/25	250,000	247,120
		13,621,369
Electric–3.78%
Ameren Corp. 2.50% 9/15/24	250,000	246,634
American Electric Power Co., Inc.
0.75% 11/1/23	185,000	179,239
2.03% 3/15/24	115,000	113,008
Berkshire Hathaway Energy Co. 3.50% 2/1/25	150,000	152,183
Black Hills Corp.
1.04% 8/23/24	190,000	181,361
4.25% 11/30/23	250,000	254,781
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	195,285
Consumers Energy Co. 3.38% 8/15/23	250,000	251,867

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy, Inc.
2.75% 9/15/22	200,000	$ 200,435
3.30% 3/15/25	250,000	251,849
DTE Energy Co. 2.53% 10/1/24	200,000	196,657
Duke Energy Corp. 3.75% 4/15/24	400,000	405,945
Duke Energy Progress LLC 3.38% 9/1/23	350,000	354,042
Edison International 3.55% 11/15/24	250,000	250,777
Emera U.S. Finance LP 0.83% 6/15/24	250,000	236,615
Entergy Corp. 4.00% 7/15/22	250,000	250,664
Entergy Louisiana LLC 0.95% 10/1/24	190,000	181,059
Eversource Energy
2.80% 5/1/23	250,000	250,533
3.80% 12/1/23	250,000	253,642
MidAmerican Energy Co. 3.50% 10/15/24	250,000	254,982
National Rural Utilities Cooperative Finance Corp.
0.35% 2/8/24	360,000	344,938
1.00% 10/18/24	65,000	62,001
2.70% 2/15/23	300,000	301,516
NextEra Energy Capital Holdings, Inc. 2.94% 3/21/24	200,000	200,092
Oncor Electric Delivery Co. LLC 7.00% 9/1/22	200,000	204,342
Pacific Gas & Electric Co.
1.70% 11/15/23	130,000	126,717
3.25% 2/16/24	455,000	452,883
3.75% 2/15/24	200,000	200,672
4.25% 8/1/23	250,000	252,430
Public Service Enterprise Group, Inc.
0.84% 11/8/23	100,000	96,971
2.88% 6/15/24	500,000	495,389
Puget Energy, Inc. 5.63% 7/15/22	200,000	200,543
Sempra Energy 3.30% 4/1/25	245,000	245,388
Southern California Edison Co.
0.70% 4/3/23	155,000	152,614
0.70% 8/1/23	125,000	121,756
0.98% 8/1/24	125,000	119,186
1.10% 4/1/24	155,000	149,573
3.50% 10/1/23	250,000	252,355
Southern Co.
0.60% 2/26/24	115,000	110,539
2.95% 7/1/23	250,000	251,312
Virginia Electric & Power Co. 2.75% 3/15/23	300,000	300,957
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
WEC Energy Group, Inc.
0.55% 9/15/23	200,000	$ 194,262
0.80% 3/15/24	125,000	119,951
Xcel Energy, Inc. 0.50% 10/15/23	80,000	77,481
		9,695,426
Electronics–0.38%
Agilent Technologies, Inc. 3.88% 7/15/23	350,000	355,208
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	256,888
Legrand France S.A. 8.50% 2/15/25	100,000	114,500
TD Synnex Corp. 1.25% 8/9/24	250,000	237,516
		964,112
Entertainment–0.49%
Magallanes, Inc.
3.53% 3/15/24	750,000	749,325
3.64% 3/15/25	500,000	503,038
		1,252,363
Environmental Control–0.26%
Republic Services, Inc.
2.50% 8/15/24	250,000	247,343
4.75% 5/15/23	109,000	111,035
Waste Management, Inc. 2.40% 5/15/23	300,000	299,792
		658,170
Food–0.80%
Campbell Soup Co.
3.65% 3/15/23	300,000	303,521
3.95% 3/15/25	200,000	203,516
Conagra Brands, Inc. 0.50% 8/11/23	120,000	116,161
Hershey Co. 3.38% 5/15/23	200,000	202,196
J M Smucker Co. 3.50% 3/15/25	250,000	253,114
Kellogg Co. 2.65% 12/1/23	250,000	250,057
McCormick & Co., Inc. 2.70% 8/15/22	200,000	200,596
Tyson Foods, Inc. 3.95% 8/15/24	500,000	509,634
		2,038,795
Forest Products & Paper–0.25%
Fibria Overseas Finance Ltd. 4.00% 1/14/25	250,000	254,172
Georgia-Pacific LLC 8.00% 1/15/24	350,000	380,639
		634,811

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.38%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	500,000	$ 494,790
ONE Gas, Inc. 1.10% 3/11/24	250,000	241,149
Southern Co. Gas Capital Corp. 2.45% 10/1/23	250,000	249,011
		984,950
Health Care Products–0.98%
Abbott Laboratories 3.40% 11/30/23	251,000	255,152
Baxter International, Inc. 1.32% 11/29/24	500,000	477,445
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	150,211
Medtronic, Inc. 3.50% 3/15/25	350,000	357,176
PerkinElmer, Inc. 0.85% 9/15/24	500,000	474,328
Stryker Corp. 0.60% 12/1/23	105,000	101,841
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	500,000	480,819
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	206,197
		2,503,169
Health Care Services–1.94%
Aetna, Inc. 2.80% 6/15/23	300,000	301,112
Anthem, Inc.
0.45% 3/15/23	210,000	206,529
2.38% 1/15/25	250,000	246,494
3.30% 1/15/23	250,000	251,857
3.50% 8/15/24	350,000	355,207
CommonSpirit Health 2.76% 10/1/24	250,000	248,033
HCA, Inc.
4.75% 5/1/23	500,000	512,482
5.00% 3/15/24	850,000	881,078
Humana, Inc.
0.65% 8/3/23	410,000	399,991
3.85% 10/1/24	150,000	152,379
Laboratory Corp. of America Holdings
2.30% 12/1/24	500,000	489,949
4.00% 11/1/23	250,000	253,350
UnitedHealth Group, Inc.
0.55% 5/15/24	165,000	158,062
3.50% 6/15/23	500,000	506,569
		4,963,092
Home Builders–0.58%
DR Horton, Inc. 5.75% 8/15/23	500,000	517,823
Lennar Corp.
4.50% 4/30/24	500,000	512,571
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Lennar Corp. (continued)
4.75% 11/15/22	250,000	$ 252,514
NVR, Inc. 3.95% 9/15/22	200,000	200,818
		1,483,726
Home Furnishings–0.08%
Whirlpool Corp. 4.70% 6/1/22	200,000	200,926
		200,926
Insurance–1.26%
Aflac, Inc. 3.63% 11/15/24	350,000	358,291
Berkshire Hathaway, Inc. 2.75% 3/15/23	250,000	251,741
Chubb INA Holdings, Inc.
2.70% 3/13/23	250,000	251,456
3.15% 3/15/25	250,000	252,652
Equitable Holdings, Inc. 3.90% 4/20/23	292,000	295,924
Marsh & McLennan Cos., Inc.
3.30% 3/14/23	250,000	252,427
3.50% 6/3/24	250,000	253,060
3.50% 3/10/25	250,000	251,791
MetLife, Inc. 4.37% 9/15/23	500,000	514,502
Old Republic International Corp. 4.88% 10/1/24	150,000	154,873
Principal Financial Group, Inc. 3.13% 5/15/23	200,000	200,473
μPrudential Financial, Inc. 5.63% 6/15/43	200,000	201,250
		3,238,440
Internet–1.68%
Alibaba Group Holding Ltd. 3.60% 11/28/24	1,000,000	1,004,003
Amazon.com, Inc.
0.25% 5/12/23	185,000	182,156
0.40% 6/3/23	235,000	231,153
0.45% 5/12/24	585,000	563,121
3.80% 12/5/24	1,000,000	1,030,437
Baidu, Inc.
2.88% 7/6/22	250,000	249,954
3.88% 9/29/23	550,000	555,085
Expedia Group, Inc. 3.60% 12/15/23	250,000	252,067
Weibo Corp. 3.50% 7/5/24	250,000	244,065
		4,312,041
Investment Companies–0.96%
Blackstone Private Credit Fund
1.75% 9/15/24	250,000	234,870
2.35% 11/22/24	450,000	429,089
2.70% 1/15/25	150,000	143,246
4.70% 3/24/25	200,000	202,919

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blackstone Secured Lending Fund 3.65% 7/14/23	100,000	$ 100,553
FS KKR Capital Corp.
1.65% 10/12/24	200,000	188,501
4.63% 7/15/24	250,000	252,455
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	149,686
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	146,437
Owl Rock Capital Corp. 5.25% 4/15/24	250,000	255,516
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	348,802
		2,452,074
Iron & Steel–0.06%
Steel Dynamics, Inc. 2.80% 12/15/24	150,000	148,379
		148,379
Leisure Time–0.09%
Brunswick Corp. 0.85% 8/18/24	250,000	236,328
		236,328
Lodging–0.17%
Hyatt Hotels Corp.
1.30% 10/1/23	80,000	77,959
1.80% 10/1/24	115,000	110,646
Marriott International, Inc. 3.75% 3/15/25	250,000	252,119
		440,724
Machinery Construction & Mining–1.19%
Caterpillar Financial Services Corp.
0.45% 9/14/23	630,000	614,099
0.45% 5/17/24	150,000	143,480
0.60% 9/13/24	900,000	857,685
0.65% 7/7/23	400,000	392,173
0.95% 1/10/24	200,000	194,833
2.15% 11/8/24	350,000	347,125
3.25% 12/1/24	250,000	253,777
3.65% 12/7/23	250,000	255,185
		3,058,357
Machinery Diversified–1.25%
CNH Industrial Capital LLC 1.95% 7/2/23	180,000	178,140
CNH Industrial NV 4.50% 8/15/23	750,000	765,348
John Deere Capital Corp.
0.40% 10/10/23	175,000	170,390
0.45% 1/17/24	200,000	193,229
0.45% 6/7/24	165,000	157,148
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
0.70% 7/5/23	125,000	$ 122,706
0.90% 1/10/24	90,000	87,574
1.20% 4/6/23	200,000	198,337
1.25% 1/10/25	90,000	86,630
2.05% 1/9/25	500,000	490,457
2.13% 3/7/25	50,000	49,192
2.65% 6/24/24	250,000	250,334
3.45% 3/13/25	200,000	203,855
3.65% 10/12/23	250,000	255,001
		3,208,341
Media–1.30%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	250,000	255,709
Comcast Corp.
3.38% 2/15/25	150,000	152,286
3.70% 4/15/24	750,000	765,628
Discovery Communications LLC
2.95% 3/20/23	250,000	250,557
3.90% 11/15/24	350,000	353,553
Fox Corp. 4.03% 1/25/24	350,000	357,314
Thomson Reuters Corp. 4.30% 11/23/23	350,000	357,265
Walt Disney Co.
1.75% 8/30/24	500,000	491,002
3.35% 3/24/25	350,000	354,886
		3,338,200
Mining–0.14%
Freeport-McMoRan 4.55% 11/14/24	350,000	360,500
		360,500
Miscellaneous Manufacturing–0.39%
3M Co. 2.00% 2/14/25	150,000	146,797
Carlisle Cos., Inc.
0.55% 9/1/23	50,000	48,441
3.50% 12/1/24	150,000	151,243
Parker-Hannifin Corp. 2.70% 6/14/24	350,000	347,226
Trane Technologies Global Holding Co. Ltd. 4.25% 6/15/23	300,000	305,388
		999,095
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp. 5.50% 12/1/24	350,000	362,061
		362,061

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–3.97%
BP Capital Markets America, Inc. 2.75% 5/10/23	500,000	$ 502,278
BP Capital Markets PLC
3.51% 3/17/25	250,000	254,760
3.54% 11/4/24	250,000	253,971
3.81% 2/10/24	500,000	510,425
3.99% 9/26/23	250,000	254,518
Canadian Natural Resources Ltd. 2.95% 1/15/23	400,000	401,949
Chevron Corp.
1.14% 5/11/23	535,000	528,212
3.19% 6/24/23	350,000	353,795
Chevron USA, Inc.
0.43% 8/11/23	375,000	366,595
3.90% 11/15/24	350,000	360,472
ConocoPhillips Co.
2.13% 3/8/24	200,000	198,163
2.40% 3/7/25	200,000	197,698
Coterra Energy, Inc. 4.38% 6/1/24	250,000	255,024
EOG Resources, Inc. 2.63% 3/15/23	250,000	250,517
Exxon Mobil Corp.
1.57% 4/15/23	600,000	598,075
2.02% 8/16/24	500,000	495,006
2.99% 3/19/25	1,250,000	1,255,589
Hess Corp. 3.50% 7/15/24	500,000	503,098
Phillips 66 3.70% 4/6/23	40,000	40,556
Pioneer Natural Resources Co. 0.55% 5/15/23	85,000	83,109
Shell International Finance BV
0.38% 9/15/23	500,000	487,041
2.00% 11/7/24	350,000	345,367
3.50% 11/13/23	250,000	254,575
Suncor Energy, Inc. 2.80% 5/15/23	235,000	235,347
TotalEnergies Capital Canada Ltd. 2.75% 7/15/23	750,000	753,088
TotalEnergies Capital International SA
2.43% 1/10/25	250,000	248,359
2.70% 1/25/23	200,000	201,043
		10,188,630
Oil & Gas Services–0.33%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 1.23% 12/15/23	80,000	78,086
Halliburton Co. 3.50% 8/1/23	250,000	252,266
Schlumberger Investment SA 3.65% 12/1/23	500,000	508,074
		838,426
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.33%
Berry Global, Inc. 0.95% 2/15/24	250,000	$ 239,336
Packaging Corp. of America 3.65% 9/15/24	250,000	253,210
WRKCo, Inc. 3.75% 3/15/25	350,000	353,603
		846,149
Pharmaceuticals–5.23%
AbbVie, Inc.
2.60% 11/21/24	850,000	844,121
2.85% 5/14/23	250,000	251,490
3.75% 11/14/23	350,000	356,691
3.80% 3/15/25	1,000,000	1,018,582
3.85% 6/15/24	250,000	254,889
AmerisourceBergen Corp. 3.25% 3/1/25	250,000	250,055
Astrazeneca Finance LLC 0.70% 5/28/24	700,000	672,424
AstraZeneca PLC 0.30% 5/26/23	185,000	181,054
Becton Dickinson & Co. 3.73% 12/15/24	500,000	508,096
Bristol-Myers Squibb Co.
0.54% 11/13/23	230,000	223,587
2.90% 7/26/24	1,000,000	1,007,418
Cigna Corp.
0.61% 3/15/24	100,000	95,899
3.00% 7/15/23	200,000	201,132
3.50% 6/15/24	350,000	354,073
3.75% 7/15/23	271,000	274,956
CVS Health Corp.
3.38% 8/12/24	250,000	252,874
4.10% 3/25/25	250,000	256,207
GlaxoSmithKline Capital PLC
0.53% 10/1/23	375,000	366,305
3.00% 6/1/24	750,000	756,182
GlaxoSmithKline Capital, Inc. 3.38% 5/15/23	300,000	304,309
Johnson & Johnson 2.63% 1/15/25	250,000	251,296
McKesson Corp. 3.80% 3/15/24	750,000	760,896
Merck & Co., Inc.
2.40% 9/15/22	200,000	200,403
2.75% 2/10/25	250,000	250,580
2.80% 5/18/23	350,000	352,712
Mylan, Inc. 4.20% 11/29/23	500,000	508,139
Novartis Capital Corp.
1.75% 2/14/25	150,000	146,375
3.40% 5/6/24	750,000	763,550
Pfizer, Inc.
3.00% 6/15/23	250,000	253,126
3.20% 9/15/23	250,000	253,868
Sanofi 3.38% 6/19/23	300,000	303,743

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 2.88% 9/23/23	160,000	$ 160,444
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	750,000	768,499
		13,403,975
Pipelines–3.07%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	361,463
Enbridge, Inc.
0.55% 10/4/23	200,000	193,822
2.15% 2/16/24	110,000	108,577
2.50% 1/15/25	350,000	343,885
2.50% 2/14/25	105,000	102,638
4.00% 10/1/23	350,000	355,439
Energy Transfer LP
3.60% 2/1/23	300,000	301,729
4.50% 4/15/24	250,000	255,792
5.88% 1/15/24	500,000	520,905
Enterprise Products Operating LLC 3.75% 2/15/25	250,000	254,484
Kinder Morgan Energy Partners LP 3.50% 9/1/23	350,000	353,268
Kinder Morgan, Inc. 3.15% 1/15/23	250,000	251,318
MPLX LP 4.88% 12/1/24	500,000	517,831
ONEOK, Inc. 7.50% 9/1/23	500,000	525,697
Phillips 66 Partners L.P. 3.61% 2/15/25	200,000	201,648
Plains All American Pipeline LP/PAA Finance Corp. 3.60% 11/1/24	350,000	351,076
Sabine Pass Liquefaction LLC
5.63% 4/15/23	400,000	409,259
5.63% 3/1/25	250,000	264,325
5.75% 5/15/24	500,000	523,319
TransCanada PipeLines Ltd. 1.00% 10/12/24	805,000	764,797
Williams Cos., Inc.
3.70% 1/15/23	400,000	402,548
4.55% 6/24/24	500,000	513,621
		7,877,441
Private Equity–0.14%
Brookfield Asset Management, Inc. 4.00% 1/15/25	350,000	354,218
		354,218
Real Estate Investment Trusts–2.20%
American Tower Corp. 3.38% 5/15/24	600,000	601,803
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Boston Properties LP 3.20% 1/15/25	500,000	$ 499,718
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	151,104
Crown Castle International Corp. 3.20% 9/1/24	500,000	500,586
Equinix, Inc. 2.63% 11/18/24	350,000	344,995
Essex Portfolio LP 3.25% 5/1/23	200,000	200,846
Federal Realty Investment Trust 3.95% 1/15/24	200,000	202,588
Mid-America Apartments LP 3.75% 6/15/24	250,000	253,372
Office Properties Income Trust 4.50% 2/1/25	150,000	149,707
Omega Healthcare Investors, Inc.
4.38% 8/1/23	42,000	42,646
4.50% 1/15/25	350,000	355,767
Piedmont Operating Partnership LP 3.40% 6/1/23	190,000	190,214
Simon Property Group LP 3.38% 10/1/24	500,000	505,782
SITE Centers Corp. 3.63% 2/1/25	250,000	250,163
SL Green Operating Partnership LP 3.25% 10/15/22	150,000	150,296
Ventas Realty LP
2.65% 1/15/25	250,000	245,270
3.50% 4/15/24	250,000	250,756
Vornado Realty LP 3.50% 1/15/25	250,000	248,996
Welltower, Inc. 3.63% 3/15/24	500,000	505,239
		5,649,848
Retail–1.52%
AutoNation, Inc. 3.50% 11/15/24	350,000	348,758
AutoZone, Inc. 3.13% 7/15/23	200,000	201,454
Dollar General Corp. 3.25% 4/15/23	250,000	251,799
Genuine Parts Co. 1.75% 2/1/25	250,000	238,713
Home Depot, Inc.
2.70% 4/1/23	250,000	251,658
2.70% 4/15/25	135,000	134,541
Lowe's Cos., Inc. 3.88% 9/15/23	200,000	203,366
McDonald's Corp. 3.35% 4/1/23	200,000	202,479
Walgreens Boots Alliance, Inc. 0.95% 11/17/23	500,000	487,210
Walmart, Inc.
2.85% 7/8/24	350,000	353,930

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
3.30% 4/22/24	400,000	$ 406,732
3.40% 6/26/23	800,000	813,633
		3,894,273
Semiconductors–1.70%
Advanced Micro Devices, Inc. 2.95% 6/1/24	350,000	350,662
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63% 1/15/24	350,000	354,094
Intel Corp.
2.70% 12/15/22	350,000	352,566
3.40% 3/25/25	350,000	355,316
KLA Corp. 4.65% 11/1/24	350,000	362,636
Marvell Technology, Inc. 4.20% 6/22/23	500,000	508,035
Microchip Technology, Inc.
0.97% 2/15/24	650,000	622,960
4.33% 6/1/23	200,000	203,141
NVIDIA Corp. 0.31% 6/15/23	500,000	489,223
NXP BV/NXP Funding LLC 4.88% 3/1/24	500,000	513,767
Texas Instruments, Inc. 1.38% 3/12/25	250,000	240,573
		4,352,973
Shipbuilding–0.09%
Huntington Ingalls Industries, Inc. 0.67% 8/16/23	250,000	242,553
		242,553
Software–2.86%
Adobe, Inc.
1.70% 2/1/23	210,000	209,338
3.25% 2/1/25	250,000	253,307
Fidelity National Information Services, Inc. 0.60% 3/1/24	635,000	607,921
Fiserv, Inc.
2.75% 7/1/24	350,000	348,922
3.50% 10/1/22	250,000	251,037
3.80% 10/1/23	250,000	253,879
Intuit, Inc. 0.65% 7/15/23	80,000	78,262
Microsoft Corp.
2.00% 8/8/23	400,000	401,233
2.38% 5/1/23	300,000	301,146
2.70% 2/12/25	250,000	251,614
2.88% 2/6/24	650,000	658,301
Oracle Corp.
2.40% 9/15/23	750,000	747,212
2.95% 11/15/24	600,000	596,388
3.40% 7/8/24	500,000	503,573
3.63% 7/15/23	300,000	304,026
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc. 3.65% 9/15/23	300,000	$ 304,170
salesforce.com, Inc.
0.63% 7/15/24	415,000	397,340
3.25% 4/11/23	250,000	253,113
VMware, Inc.
0.60% 8/15/23	145,000	140,917
1.00% 8/15/24	480,000	457,660
		7,319,359
Telecommunications–1.63%
AT&T, Inc.
0.90% 3/25/24	600,000	580,813
3.95% 1/15/25	350,000	357,764
4.45% 4/1/24	300,000	308,746
Bell Canada 0.75% 3/17/24	250,000	241,031
British Telecommunications PLC 4.50% 12/4/23	350,000	356,952
Cisco Systems, Inc.
2.20% 9/20/23	200,000	200,386
3.63% 3/4/24	300,000	307,043
Rogers Communications, Inc.
2.95% 3/15/25	110,000	109,206
4.10% 10/1/23	500,000	507,573
Verizon Communications, Inc.
0.75% 3/22/24	725,000	701,578
3.38% 2/15/25	200,000	202,515
Vodafone Group PLC 3.75% 1/16/24	300,000	306,322
		4,179,929
Toys Games Hobby–0.14%
Hasbro, Inc. 3.00% 11/19/24	350,000	347,188
		347,188
Transportation–1.02%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	450,000	459,725
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	292,433
2.90% 2/1/25	150,000	149,319
CSX Corp. 3.40% 8/1/24	250,000	253,025
Ryder System, Inc. 3.65% 3/18/24	250,000	252,653
Union Pacific Corp.
3.15% 3/1/24	500,000	504,739
3.50% 6/8/23	250,000	253,161
United Parcel Service, Inc.
2.50% 4/1/23	200,000	201,037
2.80% 11/15/24	250,000	251,155
		2,617,247
Total Corporate Bonds (Cost $263,263,350)		255,763,404

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	7,820,687	$ 7,820,686
Total Money Market Fund (Cost $7,820,687)		7,820,686

TOTAL INVESTMENTS–102.83% (Cost $271,084,037)	263,584,090

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.83%)	(7,262,028)
NET ASSETS APPLICABLE TO 25,741,491 SHARES OUTSTANDING–100.00%	$256,322,062

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$255,763,404	$—	$255,763,404
Money Market Fund	7,820,686	—	—	7,820,686
Total Investments	$7,820,686	$255,763,404	$—	$263,584,090
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–13